Retrospective restatement of the 2016 and 2017 financial statements (Schedule of Adjustment in Accounts Payable) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Beginning Balance, Accounts payable	$ 251,676	$ 218,849	$ 7,867
Transactions of the year	82,915	32,827
Interest	0	0
Difference in changes	0	0
Transfer of accounts receivable for presentation			207,039
Transfer of loans payable for presentation			3,943
Ending Balnce, Accounts payable	334,591	251,676	218,849
Industrias CH, S.A.B. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance, Accounts payable	205,902	204,917
Transactions of the year	(23)	985
Transfer of accounts receivable for presentation			204,917
Ending Balnce, Accounts payable	205,879	205,902	204,917
Tuberias Procarsa, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance, Accounts payable	3,866	3,943
Transactions of the year	(1,924)	(77)
Transfer of loans payable for presentation			3,943
Ending Balnce, Accounts payable	1,942	3,866	3,943
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Statement Line Items [Line Items]
Beginning Balance, Accounts payable	2,096	2,122
Transactions of the year	(2,096)	(26)
Transfer of accounts receivable for presentation			2,122
Ending Balnce, Accounts payable		2,096	2,122
Other accounts payable by operation [Member]
Statement Line Items [Line Items]
Beginning Balance, Accounts payable	39,812	7,867	7,867
Transactions of the year	86,958	31,945
Ending Balnce, Accounts payable	$ 126,770	$ 39,812	$ 7,867